Income Taxes - Schedule of Tax Expense (Recovery) Recognized in Other Comprehensive Income or Directly in Equity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Tax Expense (Recovery) Recognized in Other Comprehensive Income or Directly in Equity [Abstract]
Financing costs - recognized in statement of equity	$ (2,473)	$ (526)
Revaluation of the secured notes liabilities - Recognized in OCI	1,125	9,233
Unrealized Gain or Loss on Marketable Securities - Recognized in Oci	450	222
Total	$ (898)	$ 8,929